Consolidated Balance Sheet [Parenthetical] (USD $)	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	38,195,025
Common stock, shares outstanding	38,195,025